RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
Schedule of Related Party Balances and Transactions

The principal related parties with which the Group had transactions during the years are as follows:

Name of related parties	Relationship with the Group

Mr. Guo	The ultimate controlling shareholder of the Company
Lentuo Electromechanical	A company controlled by Mr. Guo
Lentuo Second-hand Motor Vehicle Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Tongda Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Cultural Development Co., Ltd.	A company controlled by Mr. Guo
Beijing Lentuo Ruitong Investment Co., Ltd.	A company controlled by Mr. Guo
Tonghe Advertising Co., Ltd.	A company controlled by Mr. Guo
Beijing Weitzman Vehicle Co., Ltd.	A company significantly influenced by Mr. Guo
Chuanxin Sun	A shareholder of the Company
Mr. Yingjie Wang	Noncontrolling interests in Yuchen
Mr. Fuli Guo	Noncontrolling interests in Yuchen
Haowu	The holding company of noncontrolling interests in Ruitai
Tianjin Material Group	The parent company of Haowu

The Group had the following related party transactions for the years ended December 31, 2010, 2011 and 2012:

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Short-term loans to related parties:
Mr. Guo	250,669	-	-	-
Chuanxin Sun	251	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	50,488	-	-	-

	301,408	-	-	-

Repayments of short-term loans to related parties:
Mr. Guo	528,774	-	-	-
Chuanxin Sun	442	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	74,262	-	-	-

	603,478	-	-	-

Temporary funding to related parties:
Mr. Guo	-	-	24,024	3,856
Tianjin Material Group	-	-	55,343	8,883
Lentuo Electromechanical	-	186,805	-	-
Mr. Fuli Guo	-	720	6,460	1,037
Haowu	-	35,437	35,009	5,619
Beijing Lentuo Cultural Development Co., Ltd.	18,731	-	-	-
Beijing Lentuo Tongda Co., Ltd.	25,136	-	-	-
Tonghe Advertising Co., Ltd.	62,496	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	4,171	-	-	-

	110,534	222,962	120,836	19,395

Repayments of temporary funding to related parties:
Mr. Guo	-	-	24,024	3,856
Mr. Yingjie Wang	-	-	2,000	321
Lentuo Electromechanical	-	186,805	-	-
Mr. Fuli Guo	-	-	41,760	6,703
Haowu	-	-	70,079	11,248
Beijing Lentuo Cultural Development Co., Ltd.	20,716	-	-	-
Beijing Weitzman Vehicle Co., Ltd.	4,030	-	-	-
Beijing Lentuo Tongda Co., Ltd.	25,136	-	-	-
Tonghe Advertising Co., Ltd.	62,496	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	4,171	-	-	-

	116,549	186,805	137,863	22,128

Temporary funding from related parties:
Mr. Guo	13,553	-	27,417	4,401
Lentuo Electromechanical	-	129,935	20,000	3,210
Beijing Lentuo Ruitong Investment Co., Ltd.	433	-	-	-

	13,986	129,935	47,417	7,611

	Years ended December 31,
	2010	2011	2012
	RMB	RMB	RMB	US$
Repayments of temporary funding from related parties:
Mr. Guo	-	13,553	27,417	4,401
Lentuo Electromechanical	-	119,935	30,000	4,815
Beijing Lentuo Tongda Co., Ltd.	1,038	-	-	-
Beijing Lentuo Ruitong Investment Co., Ltd.	433	-	-	-
Lentuo Second-hand Motor Vehicle Co., Ltd.	191	-	-	-

	1,662	133,488	57,417	9,216

Distribution of assets to shareholders:
Mr. Guo	123,078	-	-	-
Interest received from related parties:
Tianjin Material Group	-	-	352	56

The Group had the following related party balances as of December 31, 2011 and 2012:

	December 31,
	2011	2012
	RMB	RMB	US$
Amounts due from related parties:
Mr. Yingjie Wang	2,000	-	-
Mr. Fuli Guo	37,787	2,487	399
Tianjin Material Group	-	55,343	8,884
Haowu	35,070	-	-

	74,857	57,830	9,283

Amounts due to related parties:
Lentuo Electromechanical	10,000	-	-

	10,000	-	-